April 6, 2017

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Diamond Hill Funds (the “Registrant”), File Nos. 333-22075 and 811-08061

Dear Sir/Madam:

On behalf of Registrant, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 58 to the Trust’s Registration Statement (the “Amendment”). The Amendment contains the definitive Prospectus and Statement of Additional Information for each of the Diamond Hill Funds, which contain certain revisions made in response to the Staff’s comments and other minor updates. The Trust intends to request, via separate correspondence, acceleration of the effectiveness of the Amendment to an earlier date. To allow the Staff to consider such request, the Amendment has been filed under Rule 485(a).

If you have any questions, please contact the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com    Fax: 614.469.3361    Phone: 614.469.3297